Employee Benefit Expenses - Schedule of Employee Benefit Expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee Benefit Expenses [Abstract]
Wages and salaries	$ 1,393,206	$ 1,396,589	$ 1,284,582
Contributions to the social security system	50,010	47,820	45,453
Other short-term employee benefits	57,471	59,418	54,695
Total short-term employee benefit expenses	1,500,687	1,503,827	1,384,730
Post-employment benefit expenses, defined contribution plans	140,484	125,235	127,618
Post-employment benefit expenses, defined benefit plans	437	2,045	16,472
Total post-employment benefit expenses	140,921	127,280	144,090
Termination benefit expenses	14,425	13,349	14,506
Other personnel expenses	31,333	35,399	34,667
Other long-term employee benefits	(155)	161	(82)
Total employee benefit expenses	$ 1,687,211	$ 1,680,016	$ 1,577,911